INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Loss before income taxes	$ 48,820	$ 125,036	$ 1,044,863
Applicable tax rate	27.00%	27.00%	27.00%
Expected income tax benefit	$ (13,181)	$ (33,760)	$ (282,113)
Items not deductible for income tax purposes			250,350
Tax effect of flow-through shares	13,500
Underprovided in prior years	(112,126)	(36,896)	(85,905)
Unrecognized benefit of deferred tax assets	(111,807)	(70,656)	(117,667)
Income tax expense